DECONSOLIDATION	6 Months Ended
Jun. 30, 2025
DECONSOLIDATION
DECONSOLIDATION

NOTE 14 – DECONSOLIDATION

On February 28, 2025, the Board of Directors of the Company resolved to terminate the contractual arrangements with Mingda Tianjin. On March 1, 2025, Mingda Beijing entered into the Termination Agreements with Mingda Tianjin and its shareholders, pursuant to which all VIE agreements were terminated. As a result, Mingda Beijing ceased providing business support and related consulting services to Mingda Tianjin and was no longer recognized as a beneficial owner of Mingda Tianjin. On March 5, 2025, the local authorities in Beijing issued a Notice of Deregistration of Equity Pledge to each shareholder of Mingda Tianjin, thereby formally completing the deregistration of equity pledges and officially terminating the contractual arrangements between Mingda Beijing and Mingda Tianjin.

Accordingly, the Company’s unaudited condensed consolidated financial statements for the six months ended June 30, 2025 include the operations of the VIE for the period from January 1, 2025 through March 5, 2025. Subsequent to that date, the VIE’s assets, liabilities, and accumulated deficit were deconsolidated.

As a result of the deconsolidation, the Company derecognized total assets of $350, total liabilities of $157,905, and recognized a net liability position of $157,555. The derecognition of this net liability resulted in a gain on deconsolidation of $157,555. This gain was offset by the VIE’s current operating loss of $29,981 for the period from January 1, 2025 through March 5, 2025, and resulted in a net income of $127,574 from the VIE, which is included in the consolidated statements of operations for the six months ended June 30, 2025.

In connection with the deconsolidation, the Company also derecognized the following equity accounts:

●	Additional paid-in capital: $2,572,437;
●	Statutory reserve: $327,140;
●	Accumulated deficit: $2,862,740, representing the accumulated deficit of $2,990,314 less the deconsolidation gain of $127,574; and
●	Accumulated foreign currency translation adjustment: $36,837.

Accordingly, the Company removed the VIE’s assets, liabilities, and equity balances from its unaudited condensed consolidated financial statements as of March 5, 2025.